Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Jan. 01, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate	7.0288	7.0288	7.1884
USD stable coin unit price | $ / shares	$ 1.00
Crypto asset fair value					¥ 332,000
Impairment of long-lived assets		¥ 74,000	¥ 210,000
Contract liabilities	$ 9,828,000	9,828,000	37,447,000	16,462,000
Contract with Customer, Liability, Revenue Recognized		33,000,000	9,828,000	6,000
Marketing and advertising expense		898,000	342,000
Other income, net		(761,000)	(223,000)	(122,000)
Employee social security and welfare benefits		10,312,000	9,571,000	8,291,000
Statutory reserve appropriations		¥ 206,000	¥ 3,497,000	¥ 787,000
Number of dilutive shares | shares			79,755
Government Grants [Member]
Property, Plant and Equipment [Line Items]
Other income, net		¥ 8,547,000	¥ 7,891,000	¥ 13,201,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Current rates of surcharge		5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Current rates of surcharge		6.00%
China, Yuan Renminbi
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate	6.9931	6.9931